Employee benefit plans - Expected benefit payments (Detail) ¥ in Millions	Mar. 31, 2022 JPY (¥)
Employee Benefit Plans [Abstract]
2023	¥ 14,517
2024	14,394
2025	15,159
2026	14,528
2027	13,993
2028-2032	¥ 62,226